Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term bank loans and other debt
Real estate properties development completed	$ 500,875,235	$ 439,204,753	$ 458,204,518
Restricted cash	$ 220,596,486	$ 83,613,204
Weighted average interest rate on short-term bank loans and other debts	7.32%	7.76%
Property and equipment, net	$ 35,525,933	$ 42,759,911
Collateral Pledged [Member]
Short-term bank loans and other debt
Land use rights	333,926,609	418,658,396
Short-term Debt [Member] | Collateral Pledged [Member]
Short-term bank loans and other debt
Real estate properties held for lease net book value	19,135,154
Real estate properties development completed	87,535,195	4,257,537
Restricted cash	4,626,943	0
Land use rights	19,272,974	0
Property and equipment, net	9,408,203	$ 0
Short-term Debt [Member] | Collateral Pledged [Member] | RMB
Short-term bank loans and other debt
Short-term bank loans	95,068,777
Short-term Debt [Member] | Collateral Pledged [Member] | US Dollar
Short-term bank loans and other debt
Short-term bank loans	$ 4,400,000